1
The Gabelli Global Growth Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.5%
CONSUMER DISCRETIONARY  — 18.7%
56,000 Amazon.com Inc.† ................................... $ 7,118,720
350 Booking Holdings Inc.† ............................ 1,079,383
1,640 Chipotle Mexican Grill Inc.† ...................... 3,004,201
2,000 Christian Dior SE ...................................... 1,469,477
3,500 Lululemon Athletica Inc.† ......................... 1,349,635
8,135 LVMH Moet Hennessy Louis Vuitton SE .... 6,140,547
33,000 Mobileye Global Inc., Cl. A† ...................... 1,371,150
34,400 On Holding AG, Cl. A† .............................. 957,008
10,275 Tesla Inc.† ................................................ 2,571,011
25,061,132
INFORMATION TECHNOLOGY - SOFTWARE AND
SERVICES  — 16.4%
7,000 Adobe Inc.† .............................................. 3,569,300
4,330 Cadence Design Systems Inc.† ................. 1,014,519
13,700 CrowdStrike Holdings Inc., Cl. A† ............. 2,293,106
59,800 FANUC Corp. ............................................ 1,555,245
3,460 Intuit Inc. ................................................. 1,767,852
24,400 Microsoft Corp. ........................................ 7,704,300
4,880 Palo Alto Networks Inc.† .......................... 1,144,067
5,300 ServiceNow Inc.† ..................................... 2,962,488
22,010,877
INFORMATION TECHNOLOGY - SEMICONDUCTORS,
HARDWARE, AND EQUIPMENT  — 15.3%
27,840 Apple Inc. ................................................ 4,766,486
3,550 ASML Holding NV .................................... 2,089,743
10,430 Eaton Corp. plc ......................................... 2,224,510
9,600 Keyence Corp. .......................................... 3,550,329
8,500 Lasertec Corp. .......................................... 1,321,856
17,500 Lattice Semiconductor Corp.† ................... 1,503,775
11,650 NVIDIA Corp. ........................................... 5,067,634
20,524,333
COMMUNICATION SERVICES  — 13.7%
16,200 Alphabet Inc., Cl. A† ................................. 2,119,932
40,020 Alphabet Inc., Cl. C† ................................. 5,276,637
20,000 Meta Platforms Inc., Cl. A† ....................... 6,004,200
12,800 Netflix Inc.† .............................................. 4,833,280
800 Spotify Technology SA† ............................ 123,712
18,357,761
HEALTH CARE  — 12.5%
4,100 Danaher Corp. .......................................... 1,017,210
5,370 Eli Lilly & Co. ........................................... 2,884,388
7,950 Intuitive Surgical Inc.† .............................. 2,323,706
34,600 Novo Nordisk A/S, ADR ............................ 3,146,524
3,450 Thermo Fisher Scientific Inc. ..................... 1,746,286
6,100 UnitedHealth Group Inc. ........................... 3,075,559
14,600 Zoetis Inc. ................................................ 2,540,108
16,733,781
Shares
Market
Value
FINANCIALS  — 12.3%
7,950 Aon plc, Cl. A ........................................... $ 2,577,549
9,605 Chubb Ltd. ............................................... 1,999,569
169,000 Investor AB, Cl. B ..................................... 3,235,423
7,500 Mastercard Inc., Cl. A ............................... 2,969,325
5,190 S&P Global Inc. ........................................ 1,896,478
17,000 Visa Inc., Cl. A .......................................... 3,910,170
16,588,514
CONSUMER STAPLES  — 4.2%
13,500 L'Oreal SA ................................................ 5,594,563
MATERIALS  — 2.3%
5,065 Linde plc .................................................. 1,885,953
4,920 The Sherwin-Williams Co. ......................... 1,254,846
3,140,799
INDUSTRIALS  — 2.1%
800 Daikin Industries Ltd. ............................... 125,417
13,100 Trane Technologies plc ............................. 2,658,121
2,783,538
TOTAL COMMON STOCKS .................. 130,795,298
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.5%
$ 3,460,000 U.S. Treasury Bills,
5.368% to 5.387%††,
12/14/23 to 12/28/23 ............................ 3,420,380
TOTAL INVESTMENTS — 100.0%
(Cost $77,078,898) ............................... $ 134,215,678
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 72.7% $ 97,527,359
Europe .............................. 21.4 28,785,837
Japan ............................... 4.9 6,552,847
Canada .............................. 1.0 1,349,635
100.0% $ 134,215,678